Summary of Significant Accounting Policies - Leases - maturities of lease liabilities (Details)	Jun. 30, 2021 USD ($)
Leases
The remaining of 2021	$ 795,955
2022	752,277
2023	62,374
Total lease payment	1,610,606
Less: imputed interest	(58,008)
Total lease liability balance	1,552,598
Less: Operating lease liabilities, current	(1,321,794)
Long-term operating lease liabilities	$ 230,804